Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate [Abstract]
U.S. statutory rate	21.00%	21.00%
Change in valuation allowance	51.40%	6.80%
Effective tax rate	72.40%	27.80%